Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion feature	$ 730,584
Warrant liability	437,252
Derivative liabilities	$ 1,167,836
Fair Value Measurement Using Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion feature
Warrant liability
Derivative liabilities
Fair Value Measurement Using Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion feature
Warrant liability
Derivative liabilities
Fair Value Measurement Using Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded conversion feature	$ 730,584
Warrant liability	437,252
Derivative liabilities	$ 1,167,836